ORGANIZATION AND PRINCIPAL ACTIVITIES - Assets, liabilities, results of operations and cash flows of the VIEs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Current assets	$ 3,738,578,867	$ 3,271,271,527
Total assets	3,797,360,388	3,321,418,656
Current liabilities	3,180,556,023	2,719,940,143
Total liabilities	3,345,731,754	2,874,792,788
Total revenues	225,365,547	264,488,162	$ 138,496,690
Net loss	(2,256,880)	14,690,701	19,179,245
Net cash (used in) provided by operating activities	258,060,599	413,203,956	535,281,015
Net cash provided by (used in) investing activities	(3,612,001)	10,918,825	43,555,619
Net cash provided by (used in) financing activities	4,730,461	330,881,355	(8,366,076)
VIEs
Variable Interest Entity [Line Items]
Current assets	58,095,337	51,873,657
Non-current assets	12,145,470	16,083,322
Total assets	70,240,807	67,956,979
Current liabilities	29,848,034	25,422,094
Non-current liabilities	640,527	6,858
Total liabilities	30,488,561	25,428,952
Total revenues	44,382,701	65,295,325	16,191,693
Net loss	(8,220,848)	(700,720)	(7,524,524)
Net cash (used in) provided by operating activities	(1,552,547)	18,431,299	(597,323)
Net cash provided by (used in) investing activities	(416,486)	(4,048,620)	646,647
Net cash provided by (used in) financing activities	$ 3,760,937	$ (5,091,778)	$ 311,688